Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss (Schedule of Research Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	$ 4,927	$ 4,788	$ 3,148
Subcontractors	7,552	2,262	2,833
Depreciation and amortization	831	624	396
Cost of materials	635	716	785
Other research and development expenses	375	488	305
Total Research and development	$ 14,320	$ 8,878	$ 7,467